Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Income / (Loss) for the year	$ 14,950	$ (17,372)	$ (36,351)
Adjustments for:
Depreciation	3,910	2,398	4,721
Depreciation of deferred dry-docking costs	2,751	1,335	1,704
Payment of deferred dry-docking costs	(3,664)	(2,663)	(861)
Provision for staff retirement indemnities	83	5	(61)
Impairment loss	0	4,615	29,902
(Gain)/Loss on derivative financial instruments	(181)	1,647	(1,950)
Interest expense and finance costs	3,262	4,155	4,703
Interest income	(8)	(16)	(47)
Foreign exchange gains, net	(87)	121	(11)
Share based payment	40	40	40
Trade accounts receivable	(850)	87	337
Inventories	396	297	(895)
Prepayments and other assets	(197)	(874)	18
Trade accounts payable	(1,917)	89	(1,013)
Accrued liabilities and other payables	503	(392)	63
Deferred revenue	1,759	285	(86)
Net cash generated from / (used in) operating activities	20,750	(6,243)	213
Cash flows from investing activities:
Vessels acquisition	(71,600)	(18,474)	0
Purchase of vessel equipment	(332)	(54)	(54)
Purchases of office furniture and equipment	(36)	(30)	(13)
Interest received	8	16	47
Net cash used in investing activities	(71,960)	(18,542)	(20)
Cash flows from financing activities:
Proceeds from loans	34,250	0	43,700
Repayment of long-term debt	(3,993)	0	(1,830)
Prepayment of long-term debt	(35,507)	(3,040)	(33,833)
Proceeds from issuance of share capital	89,580	49,317	0
Proceeds from exercise of Warrants	25	194	0
Transaction costs on issuance of new common shares	(401)	(1,079)	0
(Increase)/decrease in restricted cash	(3,158)	369	(1,085)
Payment of financing costs	(545)	0	(880)
Payment of lease liability - principal	(241)	(159)	(30)
Interest paid	(2,624)	(4,146)	(3,915)
Net cash generated from financing activities	77,386	41,456	2,127
Net increase in cash and cash equivalents	26,176	16,671	2,320
Cash and cash equivalents at the beginning of the year	19,037	2,366	46
Cash and cash equivalents at the end of the year	$ 45,213	$ 19,037	$ 2,366